Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of taxation, comprehensive income

	2024	2023	2022
	$m	$m	$m
Current tax
Current year	2,314	2,417	1,823
Pillar Two income tax charge	238	–	–
Adjustment to prior years	(107)	28	(187)
Total	2,445	2,445	1,636
Deferred tax
Origination and reversal of temporary differences	(818)	(1,473)	(2,563)
Adjustment to prior years	23	(34)	135
Total	(795)	(1,507)	(2,428)
Taxation charge/(credit) recognised in the profit for the year	1,650	938	(792)

Taxation (charge)/credit recognised in Other comprehensive income is as follows:

	2024	2023	2022
	$m	$m	$m
Current and deferred tax
Items that will not be reclassified to profit and loss:
Remeasurement of the defined benefit liability	(23)	102	(231)
Equity investments measured at fair value through Other comprehensive income	(20)	(1)	15
Total	(43)	101	(216)
Items that may be reclassified subsequently to profit and loss:
Foreign exchange arising on designated liabilities in net investment hedges	28	(24)	73
Fair value movement on cash flow hedges	(3)	12	–
Total	25	(12)	73
Taxation (charge)/credit recognised in Other comprehensive income	(18)	89	(143)

Schedule of tax reconciliation to UK statutory rate

	2024	2023	2022
	$m	$m	$m
Profit before tax	8,691	6,899	2,501
Notional taxation charge at UK corporation tax rate of 25% (2023: 23.5%; 2022: 19%)	2,173	1,621	475
Differences in effective overseas tax rates[1]	(60)	(224)	(59)
Deferred tax credit relating to change in tax rates[2]	(24)	(66)	(108)
Unrecognised deferred tax asset[3]	104	341	68
Items not deductible for tax purposes	64	46	90
Intellectual Property incentive regimes	(561)	(367)	(265)
Pillar Two income taxes	238	–	–
Other items[4]	(200)	(406)	(941)
Adjustments to prior periods[5]	(84)	(7)	(52)
Total tax charge/(credit) for the year	1,650	938	(792)

1	Includes the impact of the reversal of a $1.9bn deferred tax liability that was recognised in a previous business combination (31 December 2024: $0.5bn) and originated in goodwill. Some of this liability reverses in an intellectual property incentive regime and gives rise to a post-acquisition benefit to the tax charge that is not material year-on-year. Determining the cumulative post-acquisition benefit over the life of the asset involves estimates and judgements as the amount of income that qualifies for the intellectual property incentive regime varies. The actual tax rates applied over the life of the asset are expected to be a blend between the Dutch statutory tax rate and intellectual property incentive regime rate.
2The 2023 item relates to the impact of the difference in the UK current and deferred tax rates during 2023. The 2022 item relates to the impact of the US state tax rate change and the impact of the difference in the UK current tax and deferred tax rates during 2022.
3This includes the derecognition of deferred tax assets where it is no longer probable that there will be sufficient forecast future profits to utilise the assets.
4Other items in 2024 includes a net credit following internal transfers of assets. Other items in 2023 include a favourable adjustment of $828m to deferred taxes arising from a UK company undertaking an intragroup purchase of certain intellectual property offset by a charge of $422m mainly relating to updates to tax liabilities following progress of reviews by tax authorities, administrative appeal processes and adjustments arising on expiry of the relevant statute of limitations (see Note 30 for more details). Other items in 2022 includes a one-time favourable net adjustment of $876m to deferred taxes arising from an internal reorganisation to integrate the Alexion organisation which took place in 2022 and a credit of $65m relating to the reduction of tax liabilities arising from adjustments on expiry of the relevant statute of limitations.
5Further details explaining the adjustments in respect of prior years are set out above.

Schedule of movements in deferred tax balances

The total movement in the net deferred tax balance in the year was $168m. The movements are as follows:

	Intangibles,		Elimination of			Losses and
	Property, plant		unrealised profit	Untaxed		tax credits	Accrued
	and equipment		on inventory	reserves	[1]	carried forward	expenses	Other	[2]	Total
	$m		$m	$m		$m	$m	$m		$m
Net deferred tax balance at 1 January 2022	(5,480)		1,861	(862)		1,518	85	1,002		(1,876)
Income statement[3]	1,414		274	38		(126)	778	50		2,428
Other comprehensive income	72		–	–		–	–	(215)		(143)
Equity	–		–	–		–	–	38		38
Exchange	63		(111)	108		(134)	17	(71)		(128)
Net deferred tax balance at 31 December 2022	(3,931)		2,024	(716)		1,258	880	804		319
Income statement[3]	1,518		426	96		(308)	(23)	(202)		1,507
Other comprehensive income	(16)		–	–		–	–	83		67
Equity	–		–	–		–	–	(21)		(21)
Additions and disposals	(24)		–	–		50	–	(1)		25
Exchange	(38)		(64)	(40)		106	32	(19)		(23)
Net deferred tax balance at 31 December 2023	(2,491)		2,386	(660)		1,106	889	644		1,874
Income statement	803		238	(186)		36	74	(170)		795
Other comprehensive income	34		–	–		–	–	(42)		(8)
Equity	–		–	–		–	–	(28)		(28)
Additions and disposals	(605)		–	–		127	2	(1)		(477)
Exchange	93		(152)	68		(70)	(40)	(13)		(114)
Net deferred tax balance at 31 December 2024⁴	(2,166)	[5]	2,472	(778)		1,199	925	390		2,042

1	Untaxed reserves relate to taxable profits where the tax liability is deferred to later periods.
2The Group revised its presentation of deferred taxes on pension and post-retirement benefits in 2024 to present this within Other.
3The Income statement movement in 2023 includes $828m arising from a UK company undertaking an intragroup purchase of certain intellectual property. The Income statement movement in 2022 includes the aforementioned net adjustment to deferred taxes of $876m arising on the internal legal entity reorganisation to integrate the Alexion organisation, the majority of which arises on Intangibles, Property, plant and equipment.
4The Group recognises deferred tax assets to the extent that there are either taxable temporary differences or that it is probable that sufficient future taxable profits will arise, against which these deductible temporary differences can be utilised. The US includes a net deferred tax asset of $122m and the UK includes a net deferred tax asset of $1,597m as at 31 December 2024 which includes tax losses and other deductible temporary differences. The Group has performed an assessment of recovery of deferred tax assets and for these respective entities, the Group has forecasted future taxable profits and considers that it is probable that sufficient future taxable profits will arise against which these deductible temporary differences can be utilised. In arriving at these forecasts, the Group has reviewed the Group-level budgets and forecasts and the ability of those entities to generate future income from developing and commercialising products, including local tax laws and the scheduling of reversal of deductible temporary differences. Deferred tax assets are recognised on the basis there is sufficient forecast future taxable profits arising from the performance of on-market products and pipeline assets, including Imfinzi. For the UK, losses are forecast to be utilised within five years. For the US, recognised deferred taxes on losses and other items are forecast to be utilised within 10 years. It is considered that these sources of income are sufficiently predictable or diversified to support these recognition periods. A sensitivity assessment has been performed which shows that a change in profit of 10% results in an immaterial adjustment to the amount of deferred tax asset recognised. Assessing the availability of future taxable income to support recognition of deferred tax assets relies upon our Group forecasts and changes in these Group forecasts will impact the recoverability of deferred tax assets. To the extent that there are neither taxable temporary differences nor sufficient taxable profits, no deferred tax asset is recognised and details of unrecognised deferred tax assets are included in the table below.
5Includes deferred tax assets of $384m on liabilities in respect of intangibles and $221m on lease liabilities in respect of right-of-use assets.

Schedule of net deferred tax balance

	Intangibles,	Elimination of		Losses and
	Property, plant	unrealised profit	Untaxed	tax credits	Accrued
	and equipment	on inventory	reserves	carried forward	expenses	Other	[1]	Total
	$m	$m	$m	$m	$m	$m		$m
Deferred tax assets at 31 December 2022	1,499	2,048	–	1,274	1,005	885		6,711
Deferred tax liabilities at 31 December 2022	(5,430)	(24)	(716)	(16)	(125)	(81)		(6,392)
Net deferred tax balance at 31 December 2022	(3,931)	2,024	(716)	1,258	880	804		319
Deferred tax assets at 31 December 2023	1,883	2,386	–	1,141	1,011	801		7,222
Deferred tax liabilities at 31 December 2023	(4,374)	–	(660)	(35)	(122)	(157)		(5,348)
Net deferred tax balance at 31 December 2023	(2,491)	2,386	(660)	1,106	889	644		1,874
Deferred tax assets at 31 December 2024	1,781	2,472	–	1,221	1,039	688		7,201
Deferred tax liabilities at 31 December 2024	(3,947)	–	(778)	(22)	(114)	(298)		(5,159)
Net deferred tax balance at 31 December 2024	(2,166)	2,472	(778)	1,199	925	390		2,042

1	The Group revised its presentation of deferred taxes on pension and post-retirement benefits in 2024 to present this within Other.

Analysed in the Consolidated Statement of Financial Position, after offset of balances within countries, as follows:

	2024	2023	2022
	$m	$m	$m
Deferred tax assets	5,347	4,718	3,263
Deferred tax liabilities	(3,305)	(2,844)	(2,944)
Net deferred tax balance	2,042	1,874	319

Schedule of unrecognised deferred tax assets

	2024	2024	2023	2023	2022	2022
	Temporary	Unrecognised	Temporary	Unrecognised	Temporary	Unrecognised
	differences	DTA	differences	DTA	differences	DTA
	$m	$m	$m	$m	$m	$m
Temporary differences expiring:
Within 10 years	161	37	87	22	104	26
More than 10 years	217	46	153	32	153	32
Indefinite	3,883	816	2,788	595	686	163
	4,261	899	3,028	649	943	221
Tax credits and State tax losses expiring:
Within 10 years		162		152		115
More than 10 years		373		363		384
Indefinite		89		87		87
		624		602		586
Total		1,523		1,251		807